SCHEDULE OF ACQUISITIONS CONTINGENT CONSIDERATION (Details) - Pro Forma [Member]	Dec. 31, 2022 USD ($)
Deposits paid with contract	$ 350,000
Cash payment due at closing	9,150,000
Reimbursement for equipment purchased since June 30, 2021	400,000
Transaction Consideration	$ 9,900,000